Computation of EPS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net income (loss) available to common shareholders - continuing operations	$ (1,864)		$ 5,446	$ 5,569
Net income available to common shareholders - discontinued operations	412		481	464
Net income (loss) available to common shareholders	$ (1,452)		$ 5,927	$ 6,033
Weighted average number of common shares	1,331,963		1,328,120	1,337,144
Effect of dilutive outstanding equity-based awards(1)	0	[1]	10,342	12,234
Weighted average number of diluted common shares	1,331,963		1,338,462	1,349,378
Basic earnings from continuing operations	$ (1.40)		$ 4.10	$ 4.16
Basic earnings from discontinued operations	0.31		0.36	0.35
Basic EPS	(1.09)		4.46	4.51
Diluted earnings from continuing operations	(1.40)		4.07	4.13
Diluted earnings from discontinued operations	0.31		0.36	0.34
Diluted EPS	$ (1.09)		$ 4.43	$ 4.47
Anti-dilutive awards	11,143		93	3

[1]	For the year ended December 31, 2023, outstanding equity-based awards were deemed anti-dilutive and therefore, excluded from the Company’s diluted EPS calculation.